Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 90.09%
Austria – 0.98%
189,675	Erste Group Bank AG	$16,146,144
Brazil – 4.11%
10,005,300	Ambev SA	24,529,384
441,296	Embraer SA Sponsored – ADR	25,114,155
3,120,500	Telefonica Brasil SA(a)	17,741,666
		67,385,205
Canada – 3.79%
913,814	CAE, Inc.(a)	26,747,336
258,156	Nutrien Ltd.	15,035,005
697,956	Open Text Corp.	20,380,315
		62,162,656
China – 2.40%
2,785,900	Alibaba Group Holding Ltd.	39,437,060
France – 17.36%
326,688	BNP Paribas SA	29,304,474
168,993	Capgemini SE	28,937,755
2,157,304	Carrefour SA	30,431,432
245,000	Engie Prime De Fidelite 2027(a)	5,750,311
508,672	Engie SA	11,955,219
137,740	Kering SA	30,007,437
999,414	Orange SA	15,219,267
277,303	Pernod Ricard SA	27,661,349
213,099	Publicis Groupe SA	24,068,418
421,227	Sanofi SA	40,780,553
257,543	Societe BIC SA	16,039,202
403,406	TotalEnergies SE	24,657,250
		284,812,667
Germany – 5.88%
506,880	Deutsche Post AG	23,478,611
54,147	Heidelberg Materials AG	12,751,447
453,660	Henkel AG & Co. KGaA	32,901,824
288,775	Infineon Technologies AG	12,322,621
48,973	SAP SE	14,974,939
		96,429,442
Shares		Value
Hong Kong – 2.21%
23,892,800	Budweiser Brewing Co. APAC Ltd.(b)	$23,722,771
17,776,000	First Pacific Co. Ltd.	12,599,988
		36,322,759
Italy – 3.57%
209,917	Buzzi SpA	11,642,016
1,499,515	Eni SpA	24,223,350
3,943,883	Intesa Sanpaolo SpA	22,718,386
		58,583,752
Japan – 12.31%
2,914,400	Astellas Pharma, Inc.	28,534,758
470,800	Bridgestone Corp.(c)	19,252,046
2,441,600	Honda Motor Co. Ltd.	23,543,993
2,200,100	Kubota Corp.(c)	24,810,313
686,400	Makita Corp.	21,139,724
589,500	Mitsubishi UFJ Financial Group, Inc.	8,037,003
1,056,800	Sumitomo Mitsui Trust Group, Inc.	28,108,165
1,573,583	Takeda Pharmaceutical Co. Ltd.	48,581,235
		202,007,237
Mexico – 6.90%
835,243	America Movil SAB de CV – ADR	14,984,259
11,140,870	America Movil SAB de CV – Class B	9,962,632
3,633,075	Cemex SAB de CV Sponsored – ADR	25,177,210
16,613,101	Fibra Uno Administracion SA de CV	22,948,204
8,217,618	Kimberly-Clark de Mexico SAB de CV – Class A	15,034,284
7,594,674	Wal-Mart de Mexico SAB de CV	25,154,360
		113,260,949
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

Shares		Value
Netherlands – 6.17%
505,423	Heineken Holding NV	$37,714,491
1,233,449	Koninklijke Philips NV	29,618,008
1,104,811	STMicroelectronics NV(c)	33,875,712
		101,208,211
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(d)	—
Singapore – 1.73%
12,583,000	Wilmar International Ltd.	28,403,353
South Korea – 2.14%
248,315	Hana Financial Group, Inc.	15,817,174
91,038	Hyundai Mobis Co. Ltd.	19,313,548
		35,130,722
Switzerland – 6.69%
95,970	Cie Financiere Richemont SA – Class A Registered	18,160,679
166,642	Novartis AG Registered	20,226,524
7,948	Swatch Group AG Bearer	1,297,598
1,043,663	Swatch Group AG Registered	35,162,125
1,028,640	UBS Group AG Registered	34,924,149
		109,771,075
Taiwan – 1.57%
703,000	Taiwan Semiconductor Manufacturing Co. Ltd.	25,708,256
Shares		Value
United Kingdom – 12.28%
2,051,123	GSK Plc	$39,107,676
6,291,130	J Sainsbury Plc	25,037,847
5,237,987	Kingfisher Plc	20,918,412
348,590	Reckitt Benckiser Group Plc	23,748,394
688,464	Shell Plc	24,020,202
1,870,602	Smith & Nephew Plc	28,646,856
2,942,202	Tesco Plc	16,221,900
3,383,835	WPP Plc	23,825,549
		201,526,836
TOTAL COMMON STOCKS (Cost $1,276,800,465)		$1,478,296,324
PREFERRED STOCKS – 6.43%
Brazil – 2.10%
5,963,600	Petroleo Brasileiro SA – Petrobras, 3.932%(e)	$34,444,013
Russia – 0.00%
21,512,699	Surgutneftegas PJSC, 2.033%(d),(e)	—
South Korea – 2.57%
1,148,296	Samsung Electronics Co. Ltd., 2.931%(e)	42,125,140
Spain – 1.76%
3,209,510	Grifols SA – Class B(a)	28,952,069
TOTAL PREFERRED STOCKS (Cost $111,214,174)		$105,521,222

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 3.40%
Money Market Funds — 3.40%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.157%(f)	55,785,824	$55,785,824
TOTAL SHORT-TERM INVESTMENTS (Cost $55,785,824)		$55,785,824
Total Investments (Cost $1,443,800,463) – 99.92%		$1,639,603,370
Other Assets in Excess of Liabilities – 0.08%		1,257,278
TOTAL NET ASSETS – 100.00%		$1,640,860,648

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,722,771 which represented 1.45% of the net assets of the Fund.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	The rate shown is the annualized seven day yield as of June 30, 2025.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2025

COMMON STOCKS
Aerospace & Defense	3.16%
Air Freight & Logistics	1.43%
Automobile Components	2.35%
Automobiles	1.44%
Banks	7.31%
Beverages	6.93%
Broadline Retail	2.40%
Capital Markets	2.13%
Chemicals	0.92%
Commercial Services & Supplies	0.98%
Construction Materials	3.02%
Consumer Staples Distribution & Retail	5.90%
Diversified REITs	1.40%
Diversified Telecommunication Services	2.01%
Food Products	2.50%
Health Care Equipment & Supplies	3.56%
Household Products	4.38%
IT Services	1.76%
Machinery	2.80%
Media	2.92%
Multi-Utilities	1.08%
Oil, Gas & Consumable Fuels	4.44%
Pharmaceuticals	10.79%
Semiconductors & Semiconductor Equipment	4.38%
Software	2.15%
Specialty Retail	1.27%
Textiles, Apparel & Luxury Goods	5.16%
Wireless Telecommunication Services	1.52%
TOTAL COMMON STOCKS	90.09%
PREFERRED STOCKS
Biotechnology	1.76%
Oil, Gas & Consumable Fuels	2.10%
Technology Hardware, Storage & Peripherals	2.57%
TOTAL PREFERRED STOCKS	6.43%
SHORT-TERM INVESTMENTS	3.40%
TOTAL INVESTMENTS	99.92%
Other Assets in Excess of Liabilities	0.08%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 95.15%
Austria – 2.96%
20,627	Erste Group Bank AG	$1,755,880
Brazil – 4.49%
390,900	Ambev SA	958,346
120,320	Embraer SA	1,705,443
		2,663,789
Canada – 1.42%
28,873	CAE, Inc.(a)	845,113
China – 2.64%
82,300	Alibaba Group Holding Ltd.	1,165,035
1,025,000	Topsports International Holdings Ltd.	401,123
		1,566,158
France – 10.57%
4,228	Capgemini SE	723,987
32,590	Carrefour SA	459,722
3,465	Kering SA	754,870
7,470	Pernod Ricard SA	745,143
8,015	Publicis Groupe SA	905,252
15,354	Sanofi SA	1,486,478
19,630	TotalEnergies SE	1,199,838
		6,275,290
Germany – 1.85%
4,670	Heidelberg Materials AG	1,099,770
Hong Kong – 3.04%
141,200	AIA Group Ltd.	1,279,053
531,700	Budweiser Brewing Co. APAC Ltd.(b)	527,916
		1,806,969
Ireland – 1.30%
8,386	CRH Plc	774,109
Japan – 1.25%
24,100	Takeda Pharmaceutical Co. Ltd.	744,039
Malaysia – 0.77%
629,000	Genting Bhd	455,728
Shares		Value
Mexico – 1.92%
311,196	Fibra Uno Administracion SA de CV	$429,865
213,801	Wal-Mart de Mexico SAB de CV	708,131
		1,137,996
Netherlands – 1.67%
11,382	Heineken NV	992,998
South Korea – 2.17%
1,516	Hyundai Mobis Co. Ltd.	321,617
2,233	Hyundai Motor Co.	335,301
14,353	Samsung Electronics Co. Ltd.	634,713
		1,291,631
Switzerland – 2.95%
2,641	Cie Financiere Richemont SA – Class A Registered	499,764
36,938	UBS Group AG Registered	1,254,111
		1,753,875
Taiwan – 3.19%
28,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,023,942
10,000	Wiwynn Corp.	868,349
		1,892,291
United Kingdom – 11.30%
77,932	GSK Plc	1,485,888
16,880	Imperial Brands Plc	666,932
87,491	NatWest Group Plc	614,445
9,134	Reckitt Benckiser Group Plc	622,272
72,664	Rolls-Royce Holdings Plc	962,990
20,431	Shell Plc Sponsored – ADR	1,438,547
60,098	Smith & Nephew Plc	920,356
		6,711,430
United States – 41.66%
3,609	Alphabet, Inc. – Class A	636,014
10,538	Amdocs Ltd.	961,487
6,760	American International Group, Inc.	578,588
5,905	Arch Capital Group Ltd.	537,650

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

Shares		Value
27,011	Bank of America Corp.	$1,278,161
7,931	Bank of New York Mellon Corp.	722,593
5,189	Becton Dickinson & Co.	893,805
4,643	Cardinal Health, Inc.	780,024
3,304	Cigna Corp.	1,092,236
14,939	Citigroup, Inc.	1,271,608
10,995	Cognizant Technology Solutions Corp. – Class A	857,940
27,666	Comcast Corp. – Class A	987,400
11,941	Corteva, Inc.	889,963
8,726	CVS Health Corp.	601,919
3,862	Emerson Electric Co.	514,920
8,020	Evergy, Inc.	552,819
3,473	FedEx Corp.	789,448
6,836	Fiserv, Inc.(a)	1,178,595
26,032	Halliburton Co.	530,532
1,914	HCA Healthcare, Inc.	733,253
1,054	McKesson Corp.	772,350
9,090	Merck & Co., Inc.	719,564
6,702	Micron Technology, Inc.	826,022
5,309	Mohawk Industries, Inc.(a)	556,596
Shares		Value
10,838	OneMain Holdings, Inc.	$617,766
41,898	Pfizer, Inc.	1,015,608
3,704	PNC Financial Services Group, Inc.	690,500
16,722	Textron, Inc.	1,342,609
14,925	Wells Fargo & Co.	1,195,791
8,040	Westlake Corp.	610,477
		24,736,238
TOTAL COMMON STOCKS (Cost $40,062,234)		$56,503,304
PREFERRED STOCKS – 1.65%
South Korea – 0.56%
9,069	Samsung Electronics Co. Ltd., 2.931%(c)	$332,696
Spain – 1.09%
71,406	Grifols SA – Class B – ADR (a)	645,510
TOTAL PREFERRED STOCKS (Cost $1,147,030)		$978,206

	Shares	Value
SHORT-TERM INVESTMENTS – 3.13%
Money Market Funds — 3.13%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.157%(d)	1,856,838	$1,856,838
TOTAL SHORT-TERM INVESTMENTS (Cost $1,856,838)		$1,856,838
Total Investments (Cost $43,066,102) – 99.93%		$59,338,348
Other Assets in Excess of Liabilities – 0.07%		43,740
TOTAL NET ASSETS – 100.00%		$59,382,088

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $527,916 which represented 0.89% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of June 30, 2025.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2025

COMMON STOCKS
Aerospace & Defense	8.17%
Air Freight & Logistics	1.33%
Automobile Components	0.54%
Automobiles	0.56%
Banks	11.46%
Beverages	5.44%
Broadline Retail	1.96%
Capital Markets	3.33%
Chemicals	2.53%
Construction Materials	3.15%
Consumer Finance	1.04%
Consumer Staples Distribution & Retail	1.96%
Diversified REITs	0.73%
Electric Utilities	0.93%
Electrical Equipment	0.87%
Energy Equipment & Services	0.89%
Financial Services	1.99%
Health Care Equipment & Supplies	3.06%
Health Care Providers & Services	6.70%
Hotels, Restaurants & Leisure	0.77%
Household Durables	0.94%
Household Products	1.05%
Insurance	4.03%
Interactive Media & Services	1.07%
IT Services	4.29%
Media	3.19%
Oil, Gas & Consumable Fuels	4.44%
Pharmaceuticals	9.17%
Semiconductors & Semiconductor Equipment	3.12%
Specialty Retail	0.68%
Technology Hardware, Storage & Peripherals	2.53%
Textiles, Apparel & Luxury Goods	2.11%
Tobacco	1.12%
TOTAL COMMON STOCKS	95.15%
PREFERRED STOCKS
Biotechnology	1.09%
Technology Hardware, Storage & Peripherals	0.56%
TOTAL PREFERRED STOCKS	1.65%
SHORT-TERM INVESTMENTS	3.13%
TOTAL INVESTMENTS	99.93%
Other Assets in Excess of Liabilities	0.07%
TOTAL NET ASSETS	100.00%

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2025 (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 96.55%
Austria – 2.18%
185,116	Erste Group Bank AG	$15,758,057
Brazil – 11.23%
399,688	Embraer SA Sponsored – ADR	22,746,244
961,966	Engie Brasil Energia SA	8,040,138
2,976,833	Neoenergia SA	14,004,501
4,125,700	Sendas Distribuidora SA	8,550,438
880,000	Suzano SA(a)	8,294,491
735,760	Telefonica Brasil SA(a)	4,183,178
3,775,200	TIM SA	15,321,485
		81,140,475
Chile – 0.81%
1,822,284	Empresa Nacional de Telecomunicaciones SA	5,869,256
China – 14.98%
1,858,100	Alibaba Group Holding Ltd.	26,303,170
5,095,000	China Resources Beer Holdings Co. Ltd.	16,297,769
2,625,000	Galaxy Entertainment Group Ltd.	11,701,199
3,365,000	Haier Smart Home Co. Ltd. – Class H	9,669,669
2,427,326	LONGi Green Energy Technology Co. Ltd. – Class A	5,095,836
266,300	NetEase, Inc.	7,176,617
17,790,000	Topsports International Holdings Ltd.	6,961,935
6,770,000	TravelSky Technology Ltd. – Class H	9,074,235
6,440,600	Wynn Macau Ltd.	4,457,598
650,650	ZTO Express Cayman, Inc.	11,519,842
		108,257,870
Georgia – 1.30%
147,344	TBC Bank Group Plc	9,384,481
Greece – 1.83%
695,367	Hellenic Telecommunications Organization SA	13,220,397
Shares		Value
Hong Kong – 3.78%
1,149,800	AIA Group Ltd.	$10,415,399
1,535,400	ASMPT Ltd.	11,300,065
2,181,200	Luk Fook Holdings International Ltd.	5,572,018
		27,287,482
India – 4.92%
512,338	Embassy Office Parks REIT	2,327,604
872,115	HDFC Bank Ltd.	20,359,928
1,263,076	IndusInd Bank Ltd.	12,845,508
		35,533,040
Indonesia – 6.23%
81,376,111	Bank Rakyat Indonesia Persero Tbk PT	18,762,106
2,806,712	Gudang Garam Tbk PT(a)	1,581,855
18,939,800	Indofood Sukses Makmur Tbk PT	9,483,729
88,691,000	Telkom Indonesia Persero Tbk PT	15,173,403
		45,001,093
Luxembourg – 2.32%
447,962	Millicom International Cellular SA	16,785,136
Mexico – 8.81%
342,717	America Movil SAB de CV – ADR	6,148,343
1,586,133	America Movil SAB de CV – Class B	1,418,387
1,267,503	Cemex SAB de CV Sponsored – ADR	8,783,796
10,352,107	Fibra Uno Administracion SA de CV	14,299,694
1,143,704	Kimberly-Clark de Mexico SAB de CV – ADR	10,412,739
1,621,162	Kimberly-Clark de Mexico SAB de CV – Class A	2,965,946

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

Shares		Value
2,051,547	Prologis Property Mexico SA de CV	$7,753,775
3,579,581	Wal-Mart de Mexico SAB de CV	11,855,949
		63,638,629
Panama – 4.25%
334,380	Banco Latinoamericano de Comercio Exterior SA – Class E	13,475,514
156,609	Copa Holdings SA – Class A	17,222,292
		30,697,806
Philippines – 1.06%
3,299,219	Bank of the Philippine Islands	7,614,033
Russia – 0.00%
236,429	LUKOIL PJSC(a),(b)	—
4,858,073	Mobile TeleSystems PJSC(a),(b)	—
7,919,891	Sberbank of Russia PJSC(a),(b)	—
31,423,480	Sistema AFK PAO(a),(b)	—
		—
Singapore – 1.92%
6,147,593	Wilmar International Ltd.	13,876,838
Slovenia – 0.47%
96,032	Nova Ljubljanska Banka – GDR	3,393,627
South Africa – 1.49%
1,083,418	Absa Group Ltd.	10,783,700
South Korea – 11.25%
235,870	Hana Financial Group, Inc.	15,024,452
Shares		Value
215,805	Hankook Tire & Technology Co. Ltd.	$6,340,159
871,690	Samsung Electronics Co. Ltd.	38,547,545
142,272	Shinhan Financial Group Co. Ltd.	6,450,165
69,220	SK Hynix, Inc.	14,915,637
		81,277,958
Taiwan – 13.69%
2,698,430	Chailease Holding Co. Ltd.	11,687,487
1,755,900	Taiwan Semiconductor Manufacturing Co. Ltd.	64,212,129
265,000	Wiwynn Corp.	23,011,257
		98,910,873
Thailand – 2.55%
30,042,081	3BB Internet Infrastructure Fund(a)	5,406,119
2,760,200	Kasikornbank PCL – Class F	13,035,795
		18,441,914
United Kingdom – 1.48%
884,483	HSBC Holdings Plc	10,698,876
TOTAL COMMON STOCKS (Cost $639,623,882)		$697,571,541
PREFERRED STOCKS – 2.47%
Brazil – 2.47%
3,094,457	Petroleo Brasileiro SA – Petrobras, 3.932%(c)	$17,872,680
TOTAL PREFERRED STOCKS (Cost $12,386,204)		$17,872,680

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.53%
Money Market Funds — 1.53%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.157%(d)	11,015,059	$11,015,059
TOTAL SHORT-TERM INVESTMENTS (Cost $11,015,059)		$11,015,059
Total Investments (Cost $663,025,145) – 100.55%		$726,459,280
Liabilities in Excess of Other Assets – (0.55)%		(3,948,688)
TOTAL NET ASSETS – 100.00%		$722,510,592

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of June 30, 2025.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2025

COMMON STOCKS
Aerospace & Defense	3.15%
Air Freight & Logistics	1.59%
Automobile Components	0.88%
Banks	19.95%
Beverages	2.26%
Broadline Retail	3.64%
Construction Materials	1.22%
Consumer Staples Distribution & Retail	2.82%
Diversified REITs	1.98%
Diversified Telecommunication Services	5.26%
Electric Utilities	1.94%
Entertainment	0.99%
Financial Services	3.49%
Food Products	3.23%
Hotels, Restaurants & Leisure	3.50%
Household Durables	1.34%
Household Products	1.85%
Independent Power and Renewable Electricity Producers	1.11%
Industrial Real Estate Investment Trusts	1.07%
Insurance	1.44%
Office Real Estate Investment Trusts	0.32%
Oil, Gas & Consumable Fuels	0.00%
Paper & Forest Products	1.15%
Passenger Airlines	2.38%
Semiconductors & Semiconductor Equipment	13.22%
Specialty Retail	1.73%
Technology Hardware, Storage & Peripherals	8.52%
Tobacco	0.22%
Wireless Telecommunication Services	6.30%
TOTAL COMMON STOCKS	96.55%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	2.47%
TOTAL PREFERRED STOCKS	2.47%
SHORT-TERM INVESTMENTS	1.53%
TOTAL INVESTMENTS	100.55%
Liabilities in Excess of Other Assets	(0.55)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 93.76%
Austria – 1.09%
599,204	Addiko Bank AG(a)	$13,340,232
Belgium – 1.58%
2,407,980	Ontex Group NV(a)	19,319,160
Brazil – 5.50%
3,473,440	Embraer SA	49,233,332
3,820,172	Neoenergia SA	17,971,986
		67,205,318
Canada – 10.08%
1,354,890	CAE, Inc.(a)	39,657,630
1,021,208	Canfor Corp.(a)	10,603,915
540,830	Corby Spirit and Wine Ltd.	5,588,014
1,156,725	Dorel Industries, Inc. – Class B(a)	1,274,160
51,387	Lassonde Industries, Inc. – Class A	7,871,730
906,557	Open Text Corp.	26,471,464
1,472,735	Pason Systems, Inc.	13,280,842
562,517	Winpak Ltd.	18,440,065
		123,187,820
France – 7.56%
841,012	Elior Group SA(a),(b)	2,570,245
1,166,384	Euroapi SA(a)	3,969,099
664,044	LISI SA	29,584,134
21,230	LISI SA (PRIME)	945,298
71,431	LISI SA Registered (2026)	3,180,573
137,000	LISI SA Registered (2027)	6,100,132
517,845	Societe BIC SA	32,250,229
200,427	Vicat SACA	13,886,387
		92,486,097
Germany – 0.51%
91,918	Draegerwerk AG & Co. KGaA	6,178,178
Hong Kong – 5.51%
2,059,500	Dickson Concepts International Ltd.	1,799,409
34,061,300	Emperor Watch & Jewellery Ltd.	1,909,180
40,063,000	First Pacific Co. Ltd.	28,397,465
Shares		Value
28,649,020	PAX Global Technology Ltd.	$22,079,958
41,798,000	Pico Far East Holdings Ltd.	13,216,925
		67,402,937
Hungary – 2.44%
5,679,946	Magyar Telekom Telecommunications Plc	29,840,963
Indonesia – 1.97%
47,990,200	Indofood Sukses Makmur Tbk PT	24,030,141
Ireland – 5.45%
1,331,861	AIB Group Plc	10,991,652
1,403,427	Avadel Pharmaceuticals Plc(a)	12,420,329
19,349,539	C&C Group Plc(c)	43,239,917
		66,651,898
Italy – 0.61%
135,630	Buzzi SpA	7,522,052
Japan – 10.07%
1,006,300	Futaba Corp.	4,287,027
1,082,500	H.U. Group Holdings, Inc.	23,927,349
1,499,000	Hyakugo Bank Ltd.	7,171,575
482,200	Kaken Pharmaceutical Co. Ltd.	12,773,650
455,900	Kissei Pharmaceutical Co. Ltd.	12,761,885
1,290,100	Koatsu Gas Kogyo Co. Ltd.	9,364,731
1,208,544	Komori Corp.	12,527,237
1,883,200	Medipal Holdings Corp.	30,541,663
1,109,300	Nihon Parkerizing Co. Ltd.	9,780,264
		123,135,381
Luxembourg – 3.03%
989,642	Millicom International Cellular SA	37,081,886

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

Shares		Value
Mexico – 5.17%
10,534,718	Bolsa Mexicana de Valores SAB de CV	$24,135,337
32,000,124	Consorcio ARA SAB de CV(a)	5,781,151
24,066,521	Fibra Uno Administracion SA de CV	33,243,850
		63,160,338
Panama – 1.38%
418,727	Banco Latinoamericano de Comercio Exterior SA – Class E	16,874,698
Slovenia – 2.57%
406,612	Nova Ljubljanska Banka – GDR(b)	14,369,059
483,262	Nova Ljubljanska Banka – GDR	17,077,756
		31,446,815
South Korea – 4.63%
849,066	Hankook Tire & Technology Co. Ltd.	24,944,802
624,892	S-1 Corp.	31,672,324
		56,617,126
Spain – 2.40%
18,370,750	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,313,374
Switzerland – 5.57%
25,410	Bystronic AG	12,329,510
1,458,607	Montana Aerospace AG(a),(b)	47,733,853
52,681	Valiant Holding AG Registered	8,023,678
		68,087,041
Shares		Value
United Kingdom – 14.50%
2,576,927	Balfour Beatty Plc	$18,488,898
1,739,361	Burberry Group Plc(a)	28,252,820
19,011,798	ITV Plc	21,538,331
6,946,341	J Sainsbury Plc	27,645,498
5,020,300	LSL Property Services Plc	21,844,835
4,469,364	Mitie Group Plc	8,675,516
3,568,535	Pagegroup Plc	13,110,941
2,810,788	QinetiQ Group Plc	19,888,515
2,469,835	Yellow Cake Plc(a),(b)	17,840,465
		177,285,819
United States – 2.14%
1,137,353	Kennametal, Inc.	26,113,625
TOTAL COMMON STOCKS (Cost $853,170,661)		$1,146,280,899
PREFERRED STOCKS – 4.98%
Germany – 2.16%
334,016	Draegerwerk AG & Co. KGaA, 3.034%(d)	$26,455,107
Spain – 2.82%
3,816,499	Grifols SA – Class B – ADR (a)	34,501,151
TOTAL PREFERRED STOCKS (Cost $47,616,498)		$60,956,258
INVESTMENT COMPANIES – 0.69%
Canada – 0.69%
448,543	Sprott Physical Uranium Trust(a)	$8,399,373
TOTAL INVESTMENT COMPANIES (Cost $6,337,381)		$8,399,373

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.29%
Money Market Funds — 2.29%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.157%(e)	27,987,188	$27,987,188
TOTAL SHORT-TERM INVESTMENTS (Cost $27,987,188)		$27,987,188
Total Investments (Cost $935,111,728) – 101.72%		$1,243,623,718
Liabilities in Excess of Other Assets – (1.72)%		(21,042,096)
TOTAL NET ASSETS – 100.00%		$1,222,581,622

Percentages are stated as a percent of net assets.
GDR Global Depositary Receipt
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $82,513,622 which represented 6.75% of the net assets of the Fund.

(c)	Affiliated issuer. See Note 3 in the Notes to Financial Statements.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of June 30, 2025.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2025

COMMON STOCKS
Aerospace & Defense	16.06%
Automobile Components	2.04%
Banks	5.81%
Beverages	4.00%
Capital Markets	1.98%
Chemicals	1.57%
Commercial Services & Supplies	5.94%
Construction & Engineering	1.51%
Construction Materials	1.74%
Consumer Staples Distribution & Retail	2.26%
Containers & Packaging	1.51%
Diversified REITs	2.72%
Diversified Telecommunication Services	2.44%
Electric Utilities	1.47%
Electrical Equipment	0.35%
Electronic Equipment, Instruments & Components	1.80%
Energy Equipment & Services	1.09%
Financial Services	1.38%
Food Products	4.93%
Health Care Equipment & Supplies	0.51%
Health Care Providers & Services	4.46%
Hotels, Restaurants & Leisure	0.21%
Household Durables	0.57%
Insurance	2.40%
Machinery	4.17%
Media	2.84%
Oil, Gas & Consumable Fuels	1.46%
Paper & Forest Products	0.87%
Personal Care Products	1.58%
Pharmaceuticals	3.41%
Professional Services	1.07%
Real Estate Management & Development	1.79%
Software	2.17%
Specialty Retail	0.31%
Textiles, Apparel & Luxury Goods	2.31%
Wireless Telecommunication Services	3.03%
TOTAL COMMON STOCKS	93.76%
PREFERRED STOCKS
Biotechnology	2.82%
Health Care Equipment & Supplies	2.16%
TOTAL PREFERRED STOCKS	4.98%
INVESTMENT COMPANIES
Trading Companies & Distributors	0.69%
TOTAL INVESTMENT COMPANIES	0.69%

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2025 (continued)

SHORT-TERM INVESTMENTS	2.29%
TOTAL INVESTMENTS	101.72%
Liabilities in Excess of Other Assets	(1.72)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited)

Shares		Value
COMMON STOCKS – 96.71%
Aerospace & Defense – 16.28%
84,283	CAE, Inc.(a)	$2,466,963
38,690	Embraer SA Sponsored – ADR	2,201,848
114,964	Hexcel Corp.	6,494,316
33,319	Moog, Inc. – Class A	6,029,740
5,899	National Presto Industries, Inc.	577,866
478,859	Park Aerospace Corp.	7,072,748
		24,843,481
Banks – 2.04%
93,637	Eagle Bancorp Montana, Inc.	1,560,929
56,822	National Bankshares, Inc.	1,545,558
		3,106,487
Biotechnology – 0.00%
11,508	PDL BioPharma, Inc.(a),(b)	720
Chemicals – 3.99%
54,599	Minerals Technologies, Inc.	3,006,767
46,562	Scotts Miracle-Gro Co.	3,071,229
		6,077,996
Commercial Services & Supplies – 3.60%
22,303	Brady Corp. – Class A	1,515,935
61,811	Healthcare Services Group, Inc.(a)	929,019
16,180	UniFirst Corp.	3,045,400
		5,490,354
Communications Equipment – 1.21%
63,485	NETGEAR, Inc.(a)	1,845,509
Construction & Engineering – 3.54%
596,099	Orion Group Holdings, Inc.(a)	5,406,618
Consumer Staples Distribution & Retail – 3.24%
78,036	Ingles Markets, Inc. – Class A	4,945,922
Containers & Packaging – 3.16%
155,097	Sealed Air Corp.	4,812,660
Shares		Value
Electronic Equipment, Instruments & Components – 4.71%
423,262	Arlo Technologies, Inc.(a)	$7,178,523
Energy Equipment & Services – 4.65%
454,222	Innovex International, Inc.(a)	7,094,948
Health Care Equipment & Supplies – 3.79%
108,081	LENSAR, Inc.(a)	1,423,427
76,601	Utah Medical Products, Inc.	4,360,129
		5,783,556
Health Care Providers & Services – 2.53%
54,981	Pediatrix Medical Group, Inc.(a)	788,977
140,199	Premier, Inc. – Class A	3,074,564
		3,863,541
Hotels, Restaurants & Leisure – 2.33%
72,676	Papa John's International, Inc.	3,556,763
Household Durables – 0.12%
164,960	Dorel Industries, Inc. – Class B(a)	181,707
Leisure Products – 2.27%
330,753	American Outdoor Brands, Inc.(a)	3,456,369
Machinery – 16.30%
182,379	Graham Corp.(a)	9,029,584
104,885	Hurco Companies, Inc.(a)	1,982,326
304,212	Kennametal, Inc.	6,984,708
180,003	L.B. Foster Co. – Class A(a)	3,936,666
40,463	Timken Co.	2,935,591
		24,868,875
Oil, Gas & Consumable Fuels – 2.03%
109,383	World Kinect Corp.	3,101,008
Paper & Forest Products – 1.02%
150,056	Canfor Corp.(a)	1,558,136
Personal Care Products – 4.41%
287,587	Edgewell Personal Care Co.	6,732,412

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

Shares		Value
Pharmaceuticals – 6.03%
184,355	Avadel Pharmaceuticals Plc(a)	$1,631,542
457,462	Elanco Animal Health, Inc.(a)	6,532,557
40,497	Phibro Animal Health Corp. – Class A	1,034,293
		9,198,392
Professional Services – 0.66%
187,248	Resources Connection, Inc.	1,005,522
Software – 1.50%
78,556	Open Text Corp.	2,293,835
Textiles, Apparel & Luxury Goods – 4.98%
1,164,347	Hanesbrands, Inc.(a)	5,332,709
148,632	Movado Group, Inc.	2,266,638
		7,599,347
Trading Companies & Distributors – 2.32%
41,691	MSC Industrial Direct Co., Inc. – Class A	3,544,569
TOTAL COMMON STOCKS (Cost $135,886,746)		$147,547,250
Shares		Value
PREFERRED STOCKS – 1.92%
Biotechnology – 1.92%
324,340	Grifols SA – Class B – ADR (a)	$2,932,034
TOTAL PREFERRED STOCKS (Cost $2,485,412)		$2,932,034
INVESTMENT COMPANIES – 0.86%
Trading Companies & Distributors – 0.86%
70,130	Sprott Physical Uranium Trust(a)	$1,313,248
TOTAL INVESTMENT COMPANIES (Cost $1,113,745)		$1,313,248

	Shares	Value
SHORT-TERM INVESTMENTS – 0.37%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.157%, (c)	559,498	$559,498
TOTAL SHORT-TERM INVESTMENTS (Cost $559,498)		$559,498
Total Investments (Cost $140,045,401) – 99.86%		$152,352,030
Other Assets in Excess of Liabilities – 0.14%		218,750
TOTAL NET ASSETS – 100.00%		$152,570,780

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	The rate shown is the annualized seven day yield as of June 30, 2025.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — June 30, 2025

COMMON STOCKS
Brazil	1.44%
Canada	4.26%
Ireland	1.07%
United States	89.94%
TOTAL COMMON STOCKS	96.71%
PREFERRED STOCKS
Spain	1.92%
TOTAL PREFERRED STOCKS	1.92%
INVESTMENT COMPANIES
Canada	0.86%
TOTAL INVESTMENT COMPANIES	0.86%
SHORT-TERM INVESTMENTS	0.37%
TOTAL INVESTMENTS	99.86%
Other Assets in Excess of Liabilities	0.14%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 3.36%
Federal Home Loan Mortgage Corporation – 1.75%
Pool A9-3505 4.500%, 8/1/2040	36,191	$36,116
Pool G0-6018 6.500%, 4/1/2039	8,639	9,005
Pool G1-8578 3.000%, 12/1/2030	304,526	297,451
Pool SD-2873 3.000%, 1/1/2052	1,957,474	1,714,768
Pool SD-8001 3.500%, 7/1/2049	175,921	160,327
Pool SD-8003 4.000%, 7/1/2049	171,326	161,620
		2,379,287
Federal National Mortgage Association – 1.61%
Pool 934124 5.500%, 7/1/2038	32,337	33,137
Pool AL9865 3.000%, 2/1/2047	587,309	518,746
Pool AS6201 3.500%, 11/1/2045	126,588	117,754
Pool BJ2553 3.500%, 12/1/2047	195,602	179,962
Pool BN6683 3.500%, 6/1/2049	305,270	278,210
Pool CA0483 3.500%, 10/1/2047	592,202	544,375
Pool CA1624 3.000%, 4/1/2033	316,850	307,572
Pool MA0918 4.000%, 12/1/2041	85,670	82,636
Pool MA3687 4.000%, 6/1/2049	137,808	128,681
Pool MA3695 3.000%, 7/1/2034	4,137	3,996
		2,195,069
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,591,525)		$4,574,356
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.644%, 10/25/2036(a)	218	$204
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $215)		$204
US GOVERNMENTS – 66.37%
Sovereign Government – 66.37%
United States Treasury Bond
4.750%, 2/15/2037	11,350,497	$11,821,809
3.500%, 2/15/2039	3,082,289	2,783,090
3.750%, 11/15/2043	12,286,874	10,735,656
3.000%, 5/15/2047	9,329,223	6,986,349
		32,326,904
United States Treasury Note
2.250%, 2/15/2027	11,657,255	11,373,109
2.375%, 5/15/2029	23,951,090	22,783,474

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
1.625%, 5/15/2031	19,951,124	$17,595,956
4.375%, 5/15/2034	6,150,000	6,245,854
		57,998,393
TOTAL US GOVERNMENTS (Cost $92,046,110)		$90,325,297
CORPORATE BONDS – 23.79%
Aerospace & Defense – 0.94%
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(b)	1,205,000	$1,278,518
Automotive – 1.80%
Ford Motor Credit Co. LLC
3.375%, 11/13/2025	423,842	421,019
2.700%, 8/10/2026	2,078,842	2,024,006
		2,445,025
Banking – 4.20%
Bank of America Corp. 4.450%, 3/3/2026	2,362,221	2,359,710
Citigroup, Inc. 6.950% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(c)	1,115,000	1,138,771
Fifth Third Bancorp 8.250%, 3/1/2038	380,381	455,588
USB Capital IX 5.538% (CME Term SOFR 3M + 1.282%, minimum of 5.538%), Perpetual, 7/30/2025(c)	2,129,060	1,765,747
		5,719,816
Biotechnology & Pharmaceuticals – 1.00%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(b)	1,415,000	1,360,907
Cable & Satellite – 0.06%
Charter Communications Operating LLC 4.908%, 7/23/2025	79,305	79,299
Commercial Support Services – 1.34%
Prime Security Services Borrower LLC
5.750%, 4/15/2026(b)	626,223	629,470
6.250%, 1/15/2028(b)	1,188,685	1,190,546
		1,820,016
Containers & Packaging – 0.43%
Sealed Air Corp. 4.000%, 12/1/2027(b)	594,612	580,326

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
Electric Utilities – 0.62%
American Transmission Systems, Inc. 2.650%, 1/15/2032(b)	677,534	$596,100
Commonwealth Edison Co. 5.900%, 3/15/2036	237,766	253,948
		850,048
Entertainment Content – 3.52%
Netflix, Inc. 4.375%, 11/15/2026	2,036,608	2,046,921
Univision Communications, Inc.
8.000%, 8/15/2028(b)	965,000	979,262
8.500%, 7/31/2031(b)	1,765,000	1,766,955
		4,793,138
Food – 0.70%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	986,533	951,140
Home Construction – 0.59%
PulteGroup, Inc. 5.500%, 3/1/2026	684	686
Toll Brothers Finance Corp. 4.875%, 11/15/2025	807,766	807,430
		808,116
Household Products – 0.79%
Coty, Inc. 5.000%, 4/15/2026(b)	1,076,594	1,075,165
Institutional Financial Services – 1.46%
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), 5/10/2026(c),(d)	2,013,842	1,982,270
Internet Media & Services – 1.52%
Expedia Group, Inc.
3.800%, 2/15/2028	150,307	148,082
3.250%, 2/15/2030	796,151	751,036
Meta Platforms, Inc. 4.950%, 5/15/2033	1,145,456	1,174,534
		2,073,652
Leisure Facilities & Services – 0.79%
Travel + Leisure Co. 6.625%, 7/31/2026(b)	1,056,839	1,068,455
Oil & Gas Producers – 0.36%
Hess Midstream Operations LP 4.250%, 2/15/2030(b)	516,689	496,782

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
REIT – 0.65%
Iron Mountain, Inc.
4.875%, 9/15/2027(b)	852,228	$847,379
4.875%, 9/15/2027	38,767	38,546
		885,925
Retail - Discretionary – 0.48%
Kohl's Corp. 10.000%, 6/1/2030(b)	630,000	653,007
Software – 0.84%
VMware LLC 3.900%, 8/21/2027	1,153,760	1,143,751
Technology Hardware – 0.90%
Pitney Bowes, Inc. 7.250%, 3/15/2029(b)	1,205,000	1,223,461
Telecommunications – 0.80%
Consolidated Communications, Inc. 6.500%, 10/1/2028(b)	465,000	473,269
Sprint Spectrum Co. LLC 5.152%, 9/20/2029(b)	268,863	270,707
T-Mobile USA, Inc. 4.750%, 2/1/2028	346,151	346,085
		1,090,061
TOTAL CORPORATE BONDS (Cost $32,078,901)		$32,378,878
FOREIGN ISSUER BONDS – 2.30%
Chemicals – 0.60%
Methanex Corp.
5.125%, 10/15/2027	283,229	$282,264
5.250%, 12/15/2029	541,689	535,125
		817,389
Oil, Gas Services & Equipment – 0.65%
Transocean, Inc. 8.750%, 2/15/2030(b)	857,967	882,286
Telecommunications – 1.05%
Fibercop SpA 6.375%, 11/15/2033(b)	1,278,000	1,241,053
Telecom Italia Capital SA 6.375%, 11/15/2033	182,302	190,093
		1,431,146
TOTAL FOREIGN ISSUER BONDS (Cost $3,173,587)		$3,130,821

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

	Principal Amount	Value
ASSET BACKED SECURITIES – 0.56%
Specialty Finance – 0.56%
SLM Private Credit Student Loan Trust Series 2004-B, 5.010%, (CME Term SOFR 3M + 0.692%), 9/15/2033(c)	215,132	$212,032
SLM Private Credit Student Loan Trust Series 2005-A, 4.890%, (CME Term SOFR 3M + 0.572%), 12/15/2038(c)	173,772	171,367
SLM Private Credit Student Loan Trust Series 2006-A, 4.870%, (CME Term SOFR 3M + 0.552%), 6/15/2039(c)	284,041	276,278
SLM Private Credit Student Loan Trust Series 2007-A, 4.820%, (CME Term SOFR 3M + 0.502%), 12/16/2041(c)	100,617	98,154
TOTAL ASSET BACKED SECURITIES (Cost $731,996)		$757,831

	Shares	Value
SHORT-TERM INVESTMENTS – 6.53%
Money Market Funds – 6.53%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.157%(e)	8,887,927	$8,887,927
TOTAL SHORT-TERM INVESTMENTS (Cost $8,887,927)		$8,887,927
Total Investments (Cost $141,510,261) – 102.91%		$140,055,314
Liabilities in Excess of Other Assets – (2.91)%		(3,960,093)
Total Net Assets – 100.00%		$136,095,221

Percentages are stated as a percent of net assets.

LLC Limited Liability Company
5Y 5 Year
CMT Constant Maturity Treasury
SOFR Secured Overnight Financing Rate
3M 3 Month
CME Chicago Mercantile Exchange
LP Limited Partnership
REIT Real Estate Investment Trust

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,613,648 which represented 12.21% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on a reference index and spread index.
(d)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(e)	The rate shown is the annualized seven day yield as of June 30, 2025.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2025 (Unaudited) (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.